Expenses by Nature	12 Months Ended
Dec. 31, 2018
Expenses by Nature
Expenses by Nature

(25)    Expenses by Nature

(a)  Amortization and depreciation

Expenses for the amortization and depreciation of intangible assets and property, plant and equipment, incurred during 2018, 2017 and 2016 classified by functions are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Cost of sales	146,530	135,186	126,998
Research and development	19,836	14,721	13,050
Selling, general & administration expenses	62,243	65,583	61,821
	228,609	215,490	201,869

(b)  Other operating income and expenses

Other operating income and expenses incurred during 2018, 2017 and 2016 by function are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Cost of sales	432,803	416,020	454,097
Research and development	152,670	129,579	113,078
Selling, general & administration expenses	410,753	460,959	393,523
	996,226	1,006,558	960,698

Details by nature are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016
Changes in trade provisions	(23,125)	3,648	(22,069)
Professional services	211,305	211,579	190,003
Commissions	21,941	18,473	20,147
Supplies and auxiliary materials	149,831	131,932	119,014
Operating leases (note 28)	84,299	80,136	74,945
Freight	112,340	105,292	96,680
Repair and maintenance expenses	107,806	103,518	89,797
Advertising	44,659	49,893	51,233
Insurance	22,632	21,529	20,008
Royalties	10,726	11,241	9,217
Travel expenses	51,428	58,171	53,239
External services	53,391	82,699	43,231
R&D Expenses	100,889	89,977	78,379
Other	48,104	38,470	136,874
Other operating income&expenses	996,226	1,006,558	960,698